Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheet
	December 31, 2021	December 31, 2020
ASSETS
Cash and cash equivalents	$3,758,618	$7,154,881
Due from subsidiaries	7,785,162	4,440,162
Investment in subsidiaries	21,022,642	20,294,098
Total Assets	$32,566,422	$31,889,141

LIABILITIES AND EQUITY
Total Liabilities	$-	$55,000

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,453,423 and 19,435,423 shares issued and outstanding at December 31, 2021 and 2020, respectively)	1,946	1,944
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2021 and 2020, respectively)	550	550
Additional paid-in capital	22,986,975	22,775,154
Retained earnings	8,379,945	8,141,280
Accumulated other comprehensive income	1,197,006	915,213
Total Shareholders’ Equity	32,566,422	31,834,141
Total Liabilities and Shareholders’ Equity	$32,566,422	$31,889,141

Schedule of parent company statements of income and comprehensive income
	For the Years Ended December 31,
	2021	2020	2019
Equity in gain of subsidiaries	$266,775	$4,470,613	$4,046,770
General and administrative expenses	(32,273)	(12,233)	(100)
Interest income	4,163	-	-
Net Income	238,665	4,458,380	4,046,670

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	281,793	1,259,984	(173,604)
Comprehensive Income	$520,458	$5,718,364	$3,873,066

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2021	2020	2019
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$3,737	$(700,873)	$48,100

Cash Flows from Investing Activities:
Loans made to a subsidiary	(3,400,000)	(3,690,000)	-
Net Cash Used in Investing Activities	(3,400,000)	(3,690,000)	-

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost	-	11,497,654	-
Net Cash Provided by Financing Activities	-	11,497,654	-

Net (decrease) increase in cash and cash equivalents	(3,396,263)	7,106,781	48,100
Cash and cash equivalents at beginning of year	7,154,881	48,100	-
Cash and cash equivalents at end of year	$3,758,618	$7,154,881	$48,100